Segment Reporting (Details) - segment	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Segment Reporting [Abstract]
Number of operating segments	1	1	1